SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended					3 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013 management_company	Dec. 31, 2012	Dec. 31, 2011	Jan. 24, 2013	May 30, 2012	Mar. 31, 2014 Golden Future [Member]	Mar. 31, 2014 Restricted Stock Units [Member] management_company	Feb. 05, 2014 Dividend Declared [Member]	Mar. 31, 2014 Golden Zhejiang joint claim [Member]	Dec. 31, 2014 Golden Zhejiang joint claim [Member]
Subsequent Event [Line Items]
RSUs granted	94,476						55,111
Number of management companies	2						2
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years		3 years				3 years
Share-based payment award, award vesting period	1/3		1/3				1/3
Time charter period minimum						11 months
Time charter period maximum						13 months
Common stock, shares, issued	35,061	11,301					49,489
Share-based payment award, total share-based liabilities paid				$ 181,610	$ 159,763		$ 464,629
Dividends payable per share								$ 0.175
Proceeds from Legal Settlements									25,000,000
Damages agreed to be paid by charterer										$ 25,000,000
Share of settlement									40.00%